Business Combinations (Fiscal Year 2015 Narrative) (Details) - Thoratec [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 02, 2016
Business Acquisition [Line Items]
Share price (USD per share)	$ 63.50
Value of shares issued	$ 166
Replacement awards not earned	$ 57
Award requisite service period	4 years	4 years
Total consideration	$ 3,287
Net sales		$ 136
Operating loss		94
Direct transaction costs, net of taxes		16
Inventory step-up amortization, net of taxes		19
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost, Net of Tax		64
Severance costs, net of tax		46
Bonus and consulting expense, net of tax		15
Purchased Technology and Patents [Member]
Business Acquisition [Line Items]
Intangible assets	$ 683
Weighted average useful life	9 years 9 months
Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	$ 93
Weighted average useful life	16 years
In Process Research and Development [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets	$ 714
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Direct transaction costs		$ 22